Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31, 2011	December 31, 2010
At cost:
Leasehold improvement	$-	$19,629
Furniture, fixtures and equipment	15,483	15,701
Vehicles	-	42,592
Computer software	10,134	35,343
	25,617	113,265
Less: accumulated depreciation	(13,673)	(49,837)
Net book value	$11,944	$63,428

Depreciation expense was $4,496 and $30,739 for the year ended December 31, 2011 and 2010 respectively.